Sale of vessels (Details Textual) - USD ($)	2 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment	$ 500,000	$ (2,601,148)	$ 0	$ 0
En Bloc Sale Price For Two Vessels		38,500,000
Ardmore Centurion [Member]
Capital Leased Assets [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment		(3,053,110)
Ardmore Centurion [Member] | Vessels [Member]
Capital Leased Assets [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment		3,100,000
Proceeds from Sale of Other Property, Plant, and Equipment		$ 15,700,000